Special Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of special items [Abstract]
Impairment and derecognition of assets	$ 9	$ 94	$ 104
Retrenchment and related costs	6	33	34
Legal fees and other costs related to contract terminations and settlement costs	3	5	17
Brazilian power utility legal settlement	(16)	0	0
Write-down of inventories	0	1	1
Net (profit) loss on disposal of assets	1	22	20
Royalties received	(1)	(6)	(10)
Indirect tax expenses (recoveries)	4	2	4
Special items	$ 6	$ 151	$ 170